Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax loss carryforwards, tax credits and other tax attributes	$ 773	$ 886
Less unrecognized tax benefits	(19)	(21)
Tax loss carryforwards, tax credits and other tax attributes, net of unrecognized tax benefits	754	865
Inventory valuation	59	48
Fixed asset depreciation	57	61
Depreciation tax incentives	22	48
Capitalized development costs	0	38
Receivables for government funding	186	152
Tax credits granted on capital investments	234	226
Pension	66	67
Stock awards	16	17
Operating lease liabilities	59	69
Commercial accruals	45	38
Other temporary differences	36	33
Total deferred tax assets	1,534	1,662
Valuation allowances	(699)	(782)
Deferred tax assets, net	835	880
Accelerated fixed asset depreciation	(53)	(40)
Acquired intangible assets	(26)	(24)
Advances of government funding	(237)	(185)
Operating lease right-of-use assets	(59)	(62)
Other temporary differences	(43)	(31)
Total deferred tax liabilities	(418)	(342)
Net deferred income tax asset	$ 417	$ 538